Short Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Short Term Debt

Note 12 – Short Term Debt

Short-term debt consists of the following at September 30, 2017 and December 31, 2016, respectively:

	September 30, 2017	December 31, 2016
On September 19, 2017, the Company issued a $50,000 unsecured promissory note to SK L-58, LLC bearing interest at a rate of 5% per annum, with a maturity date of November 3, 2017. Upon an event of default, the Company is required to issue to lender warrants to acquire one million shares at an exercise price of $0.05 per share every 30 days the note is unpaid. Each warrant issued as a result of an Event of Default will become and remain exercisable for the four (4) complete calendar month period beginning on the first day of the thirty second (32nd) month following an Event of Default. This note is currently in default.	$50,000	$-

On September 14, 2017, the Company entered into a Securities Purchase Agreement with Black Mountain Equities, Inc. and Gemini Master Fund, Ltd. (the “Investors”), pursuant to which the Company sold to each Investor, for a purchase price of $150,000, (i) a Promissory Note (a “Note”) in the principal amount of $158,000, and (ii) a Warrant exercisable until May 31, 2022 to purchase 1,500,000 shares of the Company’s common at a price of $0.14 per share (a “Warrant”), resulting in aggregate gross proceeds to the Company of $300,000. Each Note matures on March 14, 2018, bears interest at a rate of 10% per annum payable at maturity, and is subject to acceleration in the event the Company becomes delinquent in its reporting obligation with the Securities and Exchange Commission and upon other customary events of default set forth in the Notes. The Warrants can be exercised on a cashless basis by the Investors, and the Company can require the Investors to exercise the Warrants on a cashless basis at any time following the six-month anniversary of the issuance date, provided that at such time (i) the volume weighted average price of the common stock has been greater than $0.25 for a period of thirty (30) consecutive trading days, and (ii) trading in the common stock has not been suspended by the Securities and Exchange Commission or the OTC Bulletin Board (or other exchange or market on which the Common Stock is trading).	316,000	-

On May 8, 2017, the Company entered into a Securities Purchase Agreement with Black Mountain Equities, Inc. and Gemini Master Fund, Ltd. (the “Investors”), pursuant to which the Company sold to each Investor, for a purchase price of $150,000, (i) a Promissory Note (the “First Gemini Note” and the “First Black Mountain Note”) in the principal amount of $165,000, and (ii) a Warrant exercisable until May 31, 2022 to purchase 1,500,000 shares of the Company’s common at a price of $0.14 per share (a “Warrant”), resulting in aggregate gross proceeds to the Company of $300,000. Each Note matures on November 8, 2017, bears interest at a rate of 10% per annum payable at maturity, and is subject to acceleration in the event the Company becomes delinquent in its reporting obligation with the Securities and Exchange Commission and upon other customary events of default set forth in the Notes. The Warrants can be exercised on a cashless basis by the Investors, and the Company can require the Investors to exercise the Warrants on a cashless basis at any time following the six-month anniversary of the issuance date, provided that at such time (i) the volume weighted average price of the common stock has been greater than $0.25 for a period of thirty (30) consecutive trading days, and (ii) trading in the common stock has not been suspended by the Securities and Exchange Commission or the OTC Bulletin Board (or other exchange or market on which the Common Stock is trading).	330,000	-

On April 25, 2017, the Company issued an unsecured promissory note to an individual at par for proceeds of $10,000, bearing interest at a rate of 24% per annum, with a maturity date of May 31, 2017. A total of $10,200, consisting of $10,000 of principal and $200 was repaid on May 8, 2017.	-	-

On April 21, 2017, the Company entered issued a $25,000 unsecured promissory note to SK L-43, LLC bearing interest at a rate of 5% per annum, with a maturity date of July 20, 2017. In accordance with the default provisions, the principal balance of the note and unpaid interest were converted into common stock at $0.04 per share, along with an equal number of warrants, exercisable at $0.08 per share with a call feature entitling the Company to require exercise if the average stock price over the 30 preceding trading days following the six month anniversary of the warrant date exceeds $0.16 per share. On July 1, 2017 the Note was assigned by the holder to SK L-54, LLC, SK L-55, LLC and SK L-56, LLC. On July 20, 2017, the note went into default and the note holders received an aggregate of 632,706 shares in satisfaction of the $25,000 of principal and $308 of interest. The shares were so issued on October 2, 2017.	-	-

On April 5, 2017, the Company issued a $50,000 unsecured promissory note to SK L-43, LLC bearing interest at a rate of 5% per annum, with a maturity date of July 5, 2017. In accordance with the default provisions, the principal balance of the note and unpaid interest were converted into common stock at $0.04 per share, along with an equal number of warrants, exercisable at $0.08 per share with a call feature entitling the borrower to require exercise if the average stock price over the 30 preceding trading days following the six month anniversary of the warrant date exceeds $0.16 per share. On July 5, 2017, the note went into default and the note holder received 1,265,411 shares in satisfaction of the $50,000 of principal and $616 of interest. The shares were so issued on October 2, 2017.	-	-

On various dates between January 11, 2016 and April 20, 2016, the Company received aggregate refundable advances of $143,000 as the Company and an investor developed terms to a potential partnership agreement with GLFH. On June 1, 2016, the Company issued a promissory note in exchange for those deposits. The unsecured promissory note bears interest at 4% per annum (“First ZG Note”), which matured on January 3, 2017, and awarded the lender options to acquire up to 5,000,000 shares of common stock, exercisable at $0.01 per share over a four (4) week period from the origination date, which expired on July 1, 2016, in addition to options to acquire up to another 3,000,000 shares of common stock, exercisable at $0.08 per share over a twenty four (24) month period from the origination date. The aggregate fair value of the options is $6,996 and is being amortized over the earlier of the life of the loan, or the life of the options, as a debt discount. The note carries a default rate of 10% and remains outstanding.	143,000	143,000

Total short term debt	839,000	143,000
Less: unamortized debt discounts	(284,216)	(60)
Short term debt	$554,784	$142,940

The Company recorded $280,207 and $11,540 of interest expense pursuant to the amortization of the note discounts during the nine months ended September 30, 2017 and 2016, respectively.

The Company recorded interest expense pursuant to the stated interest rate on the above promissory notes in the amount of $19,918 and $2,597 at September 30, 2017 and 2016, respectively.

Note 11 – Short Term Debt

Short term debt consists of the following at December 31, 2016 and 2015, respectively:

	December 31,	December 31,
	2016	2015
On July 1, 2016, the Company issued a promissory note to PNTV Investors, LLC in the amount of $25,000 for an advance that was received on December 16, 2015 as the Company and an investor developed terms to a potential partnership agreement with Green Leaf Farms Holdings. The unsecured promissory note bears interest at 8% per annum (“First PNTV Investors Note”), which matured on December 15, 2016, and carried default provisions that enable the holder to purchase 4,285,000 shares of stock at $0.007 per share in the event of default. On November 2, 2016, the note was assigned to SK L-43, LLC and rolled into a long term note.	$-	$-

On various dates between January 11, 2016 and April 20, 2016, the Company received aggregate refundable advances of $143,000 as the Company and an investor developed terms to a potential partnership agreement with Green Leaf Farms Holdings. On June 1, 2016, the Company issued a promissory note in exchange for those deposits. The unsecured promissory note bears interest at 4% per annum (“First ZG Note”), which matures on January 3, 2017, and awarded the lender options to acquire up to 5,000,000 shares of common stock, exercisable at $0.01 per share over a four (4) week period from the origination date, which expired on July 1, 2016, in addition to options to acquire up to another 3,000,000 shares of common stock, exercisable at $0.08 per share over a twenty four (24) month period from the origination date. The aggregate fair value of the options is $6,996 and is being amortized over the earlier of the life of the loan, or the life of the options, as a debt discount. The note carries a default rate of 10%.	143,000	-

On March 8, 2016, the Company received proceeds of $45,000 in exchange for a non-interest bearing, unsecured promissory note (“First SCP Note”), which matures on June 8, 2016, and detachable warrants to acquire up to 9,000,000 shares of common stock, exercisable at $0.005 per share over a period from the origination date until four (4) months after the note is repaid. The fair value of the warrants is $7,400 and is being amortized over the life of the loan as a debt discount. The note carried a default rate of 18% and an additional 1,000,000 warrants issued each 30 day period the note remains unpaid. On August 5, 2016, the note was repaid out of the proceeds of the exercised warrant.	-	-

Non-interest bearing, unsecured debenture, due on demand. Originated on December 9, 2015, included a $1,000 loan origination cost. On March 8, 2015, a partial payment of $2,500 was repaid, and the remaining $2,500 and an additional $99 of interest was repaid on September 27, 2016.	-	5,000

10% unsecured debenture, due on demand. Originated on August 6, 2015. On June 30, 2016, the Company issued 2,500,000 shares of common stock in exchange for $3,500 of outstanding principal and $228 of interest. The total fair value of the common stock was $8,000 based on the closing price of the Company’s common stock on the date of grant, resulting in a loss on debt extinguishment of $4,272.	-	3,500

4% unsecured debenture, due June 7, 2012. Currently in default. On June 2, 2014, the Company and the lender entered into a settlement agreement whereby the note was considered satisfactorily paid in full with the successful payment of four equal payments of $8,125 made in quarterly periods, which were delivered on June 27, 2014, August 26, 2014, November 17, 2014 and February 2, 2015, resulting in a gain on debt extinguishment of $6,482. Pursuant to the terms of the settlement agreement, the note was subsequently cancelled as paid in full, and 4,349,339 shares of series B preferred stock held by the lender were exchanged for 4,349,339 shares of common stock.	$-	$-

Total short term debt	143,000	8,500
Less: unamortized debt discounts	(60)	-
Short term debt	$142,940	$8,500